Equity - Employee share compensation (DLTIP) (Detail) - Diageo Long Term Incentive Plan	12 Months Ended
Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum target level share options plan	100.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting range share options plan	20.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting range share options plan	25.00%